Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 21 — SEGMENT INFORMATION

The Company uses the management approach in determining its operating segments. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. For the purpose of internal reporting and management’s operation review, the Company’s chief executive officer does not segregate the Company’s business by service lines. Management has determined that the Company has one operating segment, which is the freight forwarding services. The CODM assesses performance and decides how to allocate resources based on consolidated net income (loss) as reported on the audited consolidated statements of operations and comprehensive income (loss). Significant segment expenses and other segment items are consistent with the financial information included in the audited consolidated statements of operations and comprehensive income (loss). There are no other expense categories regularly provided to the CODM that are not already included in the audited consolidated statements of operations and comprehensive income (loss). The measure of segment assets is reported on the audited consolidated balance sheets as total consolidated assets. Substantially all of the Company’s long-lived assets were derived in and located in Hong Kong.